Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 96,343	$ 64,187	$ 62,911
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	89,376	75,900	70,235
Impairments			1,511
Commodity derivative contracts:
Total derivative losses	13,442	23,583	22,700
Cash receipts (payments) to settle derivatives	(25,688)	(10,075)	3,000
Non-cash interest expense	5,779	5,278	4,391
Non-cash unit-based compensation	3,845	6,172	1,769
Equity earnings, net of distributions received	8,460	3,274	(2,537)
Other	(985)	(875)	(1,003)
Changes in operating assets and liabilities
Accounts receivable	(3,536)	(15,462)	(8,387)
Accounts payable and accrued liabilities	6,011	20,600	4,614
Deferred income	(694)	2,913	(1,671)
Other assets and liabilities	(2,023)	2,955	681
Net cash provided by operating activities	190,330	178,450	158,214
Cash flows from investing activities
Acquisitions	(146,003)	(24,876)	(29,580)
Additions to property, plant and equipment	(230,599)	(99,240)	(51,097)
Other	2,375	1,329	1,147
Net cash used in investing activities	(374,227)	(122,787)	(79,530)
Cash flows from financing activities
Distributions to partners	(135,296)	(122,024)	(120,450)
Net proceeds from issuance of partners' capital	189,164
Proceeds from issuance of senior notes		300,000
Proceeds from borrowings	345,500	158,000	132,000
Repayments of borrowings	(212,500)	(370,100)	(80,000)
Purchase of PVR limited partner units		(1,092)
Cash paid for debt issuance costs	(3,675)	(19,177)	(9,258)
Cash paid for merger	(6,620)	(4,620)
Net cash provided by (used in) financing activities	176,573	(59,013)	(77,708)
Net increase (decrease) in cash and cash equivalents	(7,324)	(3,350)	976
Cash and cash equivalents - beginning of period	15,964	19,314	18,338
Cash and cash equivalents - end of period	8,640	15,964	19,314
Supplemental disclosure:
Cash paid for interest	48,780	31,833	25,271
Noncash investing activities:
Other liabilities related to acquisitions	2,434	2,765
Contribution of license agreement to joint venture	$ 4,795